Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 83,318	$ 62,932	$ 569,873	$ 630,865	$ 564,846
Cash flows from investing activities:
Acquisitions	(3,333)	(13,565)	(45,584)	(226,278)	(477,389)
Capital expenditures	(16,332)	(25,709)	(62,272)	(140,956)	(117,638)
Proceeds from disposition of assets and investments	1,842	3,686	10,968	5,438	6,648
Proceeds received from property insurance claims				210	4,222
(Increase) decrease in notes receivable				(448)	9
Net cash used in investing activities	(17,823)	(35,588)	(96,888)	(362,034)	(584,148)
Cash flows from financing activities:
Principal payments on financing leases	(483)	0
Payment on revolving credit facility		(180,000)	(875,000)	(625,000)	(481,000)
Principal payments on long-term debt	(96)	(89)	(9,112)	(34,471)	(27,328)
Borrowings on long term debt			8,750
Proceeds received from senior credit facility term loans		598,500	598,500		599,250
Proceeds received from accounts receivable securitization program	32,500		122,500	9,000	175,000
Payments on accounts receivable securitization program		(978,097)	(175,000)	(9,000)
Debt issuance costs	(8,067)	(24,042)	(32,950)	(4,463)	(7,616)
Redemption of senior notes	(668,688)	(519,139)
Proceeds received from note offering	550,000	1,000,000	1,549,250	255,000
Distributions to non-controlling interest	(24)	(860)	(1,509)	(621)	(541)
Net cash (used in) provided by financing activities	(144,088)	443,639	(377,917)	(264,357)	(73,563)
Effect of exchange rate changes in cash and cash equivalents	70	(532)	313	220	(1,112)
Net (decrease) increase in cash and cash equivalents	(78,523)	470,451	95,381	4,694	(93,977)
Cash and cash equivalents at beginning of period	121,569	26,188	26,188	21,494	115,471
Cash and cash equivalents at end of period	43,046	496,639	121,569	26,188	21,494
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	68,792	36,624	539,029	604,940	537,085
Cash flows from investing activities:
Acquisitions	(3,333)	(13,565)	(45,584)	(226,278)	(477,389)
Capital expenditures	(16,332)	(25,709)	(62,272)	(140,956)	(117,638)
Proceeds from disposition of assets and investments	1,842	3,686	10,968	5,438	6,648
Proceeds received from property insurance claims				210	4,222
(Increase) decrease in notes receivable				(448)	9
Net cash used in investing activities	(17,823)	(35,588)	(96,888)	(362,034)	(584,148)
Cash flows from financing activities:
Proceeds received from revolving credit facility	25,000	655,000	725,000	495,000	563,000
Principal payments on financing leases	(483)
Payment on revolving credit facility		(180,000)	(875,000)	(625,000)	(481,000)
Principal payments on long-term debt	(96)	(89)	(9,112)	(34,471)	(27,328)
Borrowings on long term debt			8,750
Payment on senior credit facility		(978,097)	(978,097)
Proceeds received from senior credit facility term loans		598,500	598,500		599,250
Proceeds received from accounts receivable securitization program	32,500		122,500	9,000	175,000
Payments on accounts receivable securitization program			(175,000)	(9,000)
Debt issuance costs	(8,067)	(24,042)	(32,950)	(4,463)	(7,616)
Redemption of senior notes	(668,688)	(519,139)	(1,058,596)		(509,790)
Proceeds received from note offering	550,000	1,000,000	1,549,250	255,000
Distributions to non-controlling interest	(24)	(860)	(1,509)	(621)	(541)
Dividends (to) from parent	(81,535)	(110,755)	(262,437)	(393,700)	(446,744)
Contributions from (to) parent	21,831	29,429	41,628	69,822	89,967
Net cash (used in) provided by financing activities	(129,562)	469,947	(347,073)	(238,433)	(45,802)
Effect of exchange rate changes in cash and cash equivalents	70	(532)	313	221	(1,112)
Net (decrease) increase in cash and cash equivalents	(78,523)	470,451	95,381	4,694	(93,977)
Cash and cash equivalents at beginning of period	121,069	25,688	25,688	20,994	114,971
Cash and cash equivalents at end of period	42,546	496,139	121,069	25,688	20,994
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	61,766	24,222	495,872	469,907	430,896
Cash flows from investing activities:
Acquisitions			577
Investment in subsidiaries	(3,333)	(13,565)	(46,161)	(226,278)	(498,226)
Decrease in intercompany notes receivable	30,604	(8,155)	(60,183)	3,787	30,034
(Increase) decrease in notes receivable				(448)	9
Net cash used in investing activities	27,271	(21,720)	(105,767)	(222,939)	(468,183)
Cash flows from financing activities:
Proceeds received from revolving credit facility	25,000	655,000	725,000	495,000	563,000
Payment on revolving credit facility		(180,000)	(875,000)	(625,000)	(481,000)
Principal payments on long-term debt		(81)		(34,471)	(27,297)
Payment on senior credit facility		(978,097)	(978,097)
Proceeds received from senior credit facility term loans		598,500	598,500		599,250
Debt issuance costs	(8,067)	(24,042)	(32,950)	(4,463)	(7,616)
Redemption of senior notes	(668,688)	(519,139)	(1,058,596)		(509,790)
Proceeds received from note offering	550,000	1,000,000	1,549,250	255,000
Intercompany loan (payments) proceeds					175,000
Dividends (to) from parent	(81,535)	(110,755)	(262,437)	(393,700)	(446,744)
Contributions from (to) parent	21,831	29,429	41,628	69,822	89,967
Net cash (used in) provided by financing activities	(161,459)	470,815	(292,702)	(237,812)	(45,230)
Net (decrease) increase in cash and cash equivalents	(72,422)	473,317	97,403	9,156	(82,517)
Cash and cash equivalents at beginning of period	110,588	13,185	13,185	4,029	86,546
Cash and cash equivalents at end of period	38,166	486,502	110,588	13,185	4,029
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	102,064	82,135	668,673	738,030	689,718
Cash flows from investing activities:
Acquisitions	(3,333)	(13,565)	(46,161)	(226,278)	(477,389)
Capital expenditures	(15,294)	(24,531)	(56,772)	(136,696)	(113,259)
Proceeds from disposition of assets and investments	1,842	3,686	10,968	5,438	3,839
Proceeds received from property insurance claims				210
Net cash used in investing activities	(16,785)	(34,410)	(91,965)	(357,326)	(586,809)
Cash flows from financing activities:
Principal payments on financing leases	(483)
Principal payments on long-term debt	(96)	(8)	(9,112)		(31)
Borrowings on long term debt			8,750
Intercompany loan (payments) proceeds	16,770	(3,436)	(9,176)	(702)	(24,688)
Dividends (to) from parent	(104,957)	(63,763)	(619,877)	(609,657)	(566,386)
Contributions from (to) parent	3,333	13,565	46,161	226,278	498,226
Net cash (used in) provided by financing activities	(85,433)	(53,642)	(583,254)	(384,081)	(92,879)
Net (decrease) increase in cash and cash equivalents	(154)	(5,917)	(6,546)	(3,377)	10,030
Cash and cash equivalents at beginning of period	1,732	8,278	8,278	11,655	1,625
Cash and cash equivalents at end of period	1,578	2,361	1,732	8,278	11,655
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	9,919	(5,970)	(5,639)	6,660	(17,143)
Cash flows from investing activities:
Capital expenditures	(1,038)	(1,178)	(5,500)	(4,260)	(4,379)
Proceeds from disposition of assets and investments					2,809
Proceeds received from property insurance claims					4,222
Net cash used in investing activities	(1,038)	(1,178)	(5,500)	(4,260)	2,652
Cash flows from financing activities:
Payment on senior credit facility			0
Proceeds received from accounts receivable securitization program	32,500		122,500	9,000	175,000
Payments on accounts receivable securitization program			(175,000)	(9,000)
Intercompany loan (payments) proceeds	(47,374)	11,591	69,359	(3,085)	(180,346)
Distributions to non-controlling interest	(24)	(860)	(1,509)	(621)	(541)
Net cash (used in) provided by financing activities	(14,898)	10,731	15,350	(3,706)	(5,887)
Effect of exchange rate changes in cash and cash equivalents	70	(532)	313	221	(1,112)
Net (decrease) increase in cash and cash equivalents	(5,947)	3,051	4,524	(1,085)	(21,490)
Cash and cash equivalents at beginning of period	8,749	4,225	4,225	5,310	26,800
Cash and cash equivalents at end of period	2,802	7,276	8,749	4,225	5,310
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(104,957)	(63,763)	(619,877)	(609,657)	(566,386)
Cash flows from investing activities:
Investment in subsidiaries	3,333	13,565	46,161	226,278	498,226
Decrease in intercompany notes receivable	(30,604)	8,155	60,183	(3,787)	(30,034)
Net cash used in investing activities	(27,271)	21,720	106,344	222,491	468,192
Cash flows from financing activities:
Intercompany loan (payments) proceeds	30,604	(8,155)	(60,183)	3,787	30,034
Dividends (to) from parent	104,957	63,763	619,877	609,657	566,386
Contributions from (to) parent	(3,333)	(13,565)	(46,161)	(226,278)	(498,226)
Net cash (used in) provided by financing activities	$ 132,228	$ 42,043	$ 513,533	$ 387,166	$ 98,194